Separate Accounts, Death Benefits and Other Insurance Benefit Features (Individual Variable and Group Annuity Account Value) (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012 MAV Only [Member]		Dec. 31, 2012 With 5% rollup [Member]		Dec. 31, 2012 With Earnings Protection Benefit Rider (EPB) [Member]		Dec. 31, 2012 With 5% rollup & EPB [Member]		Dec. 31, 2012 Asset Protection Benefit ("APB") [Member]		Dec. 31, 2012 Lifetime Income Benefit ("LIB") - Death Benefit [Member]		Dec. 31, 2012 Reset [Member]		Dec. 31, 2012 Return of Premium ("ROP")/Other [Member]		Dec. 31, 2012 Guaranteed Minimum Death Benefit [Member] U.S. [Member]		Dec. 31, 2012 Guaranteed Minimum Death Benefit [Member] Japan [Member]		Dec. 31, 2012 Guaranteed Minimum Income Benefit [Member] Japan [Member]
Individual Variable and Group Annuity Account Value by GMDB/GMIB Type
Account Value ("AV")	$ 26,577	[1],[2]		$ 19,509	[1],[2]	$ 1,517	[1],[2]	$ 4,990	[1],[2]	$ 561	[1],[2]	$ 20,008	[1],[3]	$ 1,063	[1],[4]	$ 3,098	[1],[5]	$ 21,807	[1],[6]	$ 72,553	[1]	$ 27,716	[1],[7],[8]	$ 25,960	[1],[7],[8]
Net Amount at Risk ("NAR")	5,061	[2],[9]		3,973	[2],[9]	379	[2],[9]	582	[2],[9]	127	[2],[9]	1,069	[3],[9]	33	[4],[9]	140	[5],[9]	327	[6],[9]	6,630	[9]	5,736	[7],[8],[9]	3,316	[7],[8],[9]
Retained Net Amount at Risk ("RNAR")	1,006	[2],[9]		783	[2],[9]	115	[2],[9]	80	[2],[9]	28	[2],[9]	701	[3],[9]	33	[4],[9]	138	[5],[9]	310	[6],[9]	2,188	[9]	4,831	[7],[8],[9]	3,316	[7],[8],[9]
Weighted Average Attained Age of Annuitant				69 years	[2]	69 years	[2]	66 years	[2]	69 years	[2]	67 years	[3]	65 years	[4]	69 years	[5]	66 years	[6]	67 years		70 years	[7],[8]	70 years	[7],[8]
Less: General Account Value with U.S. GMDB	7,405	[1]
Subtotal Separate Account Liabilities with U.S. GMDB	65,148	[1]
Separate Account Liabilities without U.S. GMDB	76,421	[1]
Total Separate Account Liabilities	$ 141,569	[1]	$ 143,870

[1]	AV includes the contract holder’s investment in the separate account and the general account.
[2]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).
[3]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).
[4]	LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.
[5]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).
[6]	ROP GMDB is the greater of current AV or net premiums paid.
[7]	GMDB includes a ROP and MAV (before age 80 years) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity which allows for free withdrawal of earnings, paid through a fixed payout annuity, after a minimum deferral period of 10 years, 15 years or 20 years. The GRB related to the Japan GMIB was $28.6 billion and $34.1 billion as of December 31, 2012 and December 31, 2011, respectively. The GRB related to the Japan GMAB and GMWB was $578 as of December 31, 2012 and $701 as of December 31, 2011. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2012, 55% of the GMDB RNAR and 73% of the GMIB NAR is reinsured to a Hartford affiliate, as a result, the effects of the reinsurance are not reflected in this disclosure.
[8]	Policies with a guaranteed living benefit (GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown in the table above, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.
[9]	NAR is defined as the guaranteed benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity markets movements and increase when equity markets decline. Additionally Japan’s NAR and RNAR are highly sensitive to currency movements and increase when the Yen strengthens.